Total Revenues and Net Income Loss (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Variable Interest Entity [Line Items]
Total revenues	$ 15,032	$ 27,470	$ 34,367
Net loss	(34,780)	(15,290)	(71,212)
Shanghai JIDI Network Technology Co., Ltd. | Variable Interest Entity, Primary Beneficiary
Variable Interest Entity [Line Items]
Total revenues		100	29
Net loss		$ (888)	$ (2,110)